Line of Credit Agreement	6 Months Ended
Jun. 30, 2026
Line of Credit Agreement [Abstract]
LINE OF CREDIT AGREEMENT
NOTE 3:-	LINE OF CREDIT AGREEMENT

Further to the discussion in Note 7 in the 2025 Consolidated Financial Statements regarding the secured line of credit agreement signed on April 5, 2022, with Kreos Capital VI (Expert Fund) LP (“Kreos”) (the “Credit Line”), the outstanding loan balance was fully repaid on May 4, 2026.